INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX EXPENSE
Schedule of income tax expense on consolidated statement of income

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Current tax
- Provision for the year	26,668	27,176	14,976
- Adjustment of prior years	(72)	(719)	(467)
Deferred taxation (Note 25)	(10,317)	(6,244)	3,385
	16,279	20,213	17,894

Schedule of reconciliation between actual income tax and expected income tax expense

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Earnings before income tax	86,697	99,110	89,927
Expected PRC income tax expense at a statutory tax rate of 25%	21,674	24,778	22,482
Tax effect of non-deductible expenses	1,905	2,351	2,300
Tax effect of non-taxable income	(5,939)	(5,033)	(4,458)
Tax effect of preferential tax rate (i)	(793)	(1,259)	(2,003)
Effect of income taxes at foreign operations	(1,394)	77	(312)
Tax effect of utilization of previously unrecognized tax losses and temporary differences	(613)	(779)	(335)
Tax effect of tax losses not recognized	1,485	609	498
Write-down of deferred tax assets	26	188	189
Adjustment of prior years	(72)	(719)	(467)
Actual income tax expense	16,279	20,213	17,894

Note:

(i)    The provision for PRC current income tax is based on a statutory income tax rate of 25% of the assessable income of the Group as determined in accordance with the relevant income tax rules and regulations of the PRC, except for certain entities of the Group in western regions in the PRC are taxed at preferential income tax rate of 15% through the year 2020.